EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.04 - Schedule 6

Client Name:
Client Project Name:	EFMT 2025-INV4
Start - End Dates:	5/14/2025 - 6/27/2025
Deal Loan Count:	4

Rating Agency ATR QM Data Fields

Loans in Report:	4

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
2051887	ATR/QM: Exempt	No	Yes	XXXX	XXXX	No	No	0	XXXX	10.375	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
2051899	ATR/QM: Exempt	No	Yes	XXXX	XXXX	No	No	0	XXXX	7.9922	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
2051900	ATR/QM: Exempt	No	Yes	XXXX	XXXX	No	No	0	XXXX	8.3751	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
2058683	ATR/QM: Exempt	No	Yes	XXXX	XXXX	No	No	0	XXXX	8.0441	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0

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